LEASES - Assets Recorded Under Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total cost of property and equipment under capital leases	$ 1,517	$ 2,943
Less: accumulated depreciation	(639)	(1,280)
Property under capital leases, net	878	1,663
Field operating equipment
Property, Plant and Equipment [Line Items]
Total cost of property and equipment under capital leases	757	2,062
Vehicles
Property, Plant and Equipment [Line Items]
Total cost of property and equipment under capital leases	403	437
Computer equipment
Property, Plant and Equipment [Line Items]
Total cost of property and equipment under capital leases	235	292
Office equipment
Property, Plant and Equipment [Line Items]
Total cost of property and equipment under capital leases	$ 122	$ 152